Common Stock Warrant (Tables)	3 Months Ended
Mar. 31, 2026
Common Stock Warrant
Schedule of common stock warrant

The balance of the warrants are as follow:

	Warrants		Pre-funded warrants		Pre-funded warrants
	11-Jan-22		31-Oct-23		3-Oct-25		Total
	#of units	Amount	#of units	Amount	#of units	Amount	#of units	Amount
Balance, December 31, 2024	-	-	-	-	-	-	-	-
Warrant arising from acquisition of Siyata PTT	80	-	56	100	-	-	136	100
Issuance of warrants	-	-	-	-	3,435,583	5,600,000	3,435,583	5,600,000
Balance, December 31, 2025	80	0	56	100	3,435,583	5,600,000	3,435,719	5,600,100
Issuance of warrants	-	-	-	-	2,108,971	-	2,108,971	-
Balance, March 31, 2026	80	0	56	100	5,544,554	5,600,000	5,544,554	5,600,100